Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Basis of consolidation and equity method accounting
A.	Basis of consolidation and equity method accounting

1.	Subsidiaries

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company.

2.	Transactions eliminated upon consolidation

Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with associates are eliminated against the investment to the extent of the Company’s interest in these investments. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

3.	Investment in associates and joint ventures (equity accounted investees)

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies. There is a rebuttable presumption that significant influence exists when the Company holds between 20% and 50% of another entity. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are taken into account. Joint ventures are joint arrangements in which the Company has rights to the net assets of the arrangement.

Associates and joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The cost of the investment includes transaction costs that are directly attributable to an expected acquisition of an associate or joint venture. The consolidated financial statements include the Company’s share of the income and expenses in profit or loss and of other comprehensive income of equity accounted investees, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases.

When the Company increases its interest in an equity accounted investee while retaining significant influence, it implements the acquisition method only with respect to the additional interest obtained whereas the previous interest remains the same. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term interests that form a part thereof, is reduced to zero.

When the Company’s share of long-term interests that form a part of the investment in the investee is different from its share in the investee’s equity, the Company continues to recognize its share of the investee’s losses, after the equity investment was reduced to zero, according to its economic interest in the long-term interests. The recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.

Long-term interests in associates and joint ventures that, in substance, form part of the net investment in the associate or joint venture, such as preferred shares and long-term loans that their repayment is not expected and is unlikely to occur in the foreseeable future, are first accounted for in accordance with the guidance of IFRS 9 and then the equity method is applied in accordance with the guidance of IAS 28.

4.	Business combinations

The Company implements the acquisition method to all business combinations. The acquisition date is the date on which the acquirer obtains control over the acquiree. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Company and others are taken into account when assessing control.
The Company recognizes goodwill on acquisition according to the fair value of the consideration transferred including any amounts recognized in respect of rights that do not confer control in the acquiree as well as the fair value at the acquisition date of any pre-existing equity right of the Company in the acquiree, less the net amount of the identifiable assets acquired and the liabilities assumed.

If the Company pays a bargain price for the acquisition (including negative goodwill), it recognizes the resulting gain in profit or loss on the acquisition date. Furthermore, goodwill is not adjusted in respect of the utilization of carry-forward tax losses that existed on the date of the business combination.

The consideration transferred includes the fair value of the assets transferred to the previous owners of the acquiree, the liabilities incurred by the acquirer to the previous owners of the acquiree and equity instruments that were issued by the Company. In a step acquisition, the difference between the acquisition date fair value of the Company’s pre-existing equity rights in the acquiree and the carrying amount at that date is recognized in profit or loss under other income or expenses.

Costs associated with the acquisitions that were incurred by the acquirer in the business combination such as: finder’s fees, advisory, legal, valuation and other professional or consulting fees, are expensed in the period the services are received.

5.	Non-controlling interests

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company.

Measurement of non-controlling interests on the date of the business combination:
Non-controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation (for example: ordinary shares), are measured at the date of the business combination at either fair value, or at their proportionate interest in the identifiable assets and liabilities of the acquire, on a transaction-by-transaction basis. This accounting policy choice does not apply to other instruments that meet the definition of non-controlling interests (for example: options to acquire ordinary shares). Such instruments will be measured at fair value or in accordance with other relevant IFRSs.

Allocation of comprehensive income to the shareholders:
Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests.

Transactions with non-controlling interests, while retaining control
Transactions with non-controlling interests while retaining control are accounted for as equity transactions. Any difference between the consideration paid or received and the change in non-controlling interests is included in the owners’ share in equity of the Company directly in retained earnings.

The amount of the adjustment to non-controlling interests is calculated as follows:
For an increase in the holding rate, according to the proportionate share acquired from the balance of non-controlling interests in the consolidated financial statements prior to the transaction.
For a decrease in the holding rate, according to the proportionate share realized by the owners of the subsidiary in the net assets of the subsidiary, including goodwill.
Furthermore, when the holding rate of the subsidiary changes, while retaining control, the Company re-attributes the accumulated amounts that were recognized in other comprehensive income to the owners of the Company and the non-controlling interests.

Functional and presentation currency
B.	Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated. The functional currency is examined for the Company and for each of the subsidiaries separately. Items included in the financial statements of each of the Company’s subsidiaries and investee are measured using their functional currency. The euro is the currency that represents the principal economic environment in which the Company operates.

Transactions in foreign currencies are translated to the respective functional currencies of the Company at exchange rates at the dates of the transactions.

Foreign currency transactions-

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are generally recognized in profit or loss, except for the following differences which are recognized in other comprehensive income, arising on the translation of:

-	A financial liability designated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective;

-	Qualifying cash flow hedges to the extent the hedge is effective.

Foreign operations-

The assets and liabilities of foreign operations, including adjustments arising on acquisition, are translated at exchange rates at the reporting date. The income and expenses for each period presented in the statement of profit or loss and other comprehensive income (loss) are translated at average exchange rates for the presented periods; however, if exchange rates fluctuate significantly, income and expenses are translated at the exchange rates at the date of the transactions.

Foreign currency exchange differences are recognized in equity as a separate component of other comprehensive income (loss): “foreign currency translation adjustments”.

When the foreign operation is a non-wholly-owned subsidiary of the Company, then the relevant proportionate share of the foreign operation translation difference is allocated to the non-controlling interests. On a total or partial disposal of a foreign operation, the relevant part of the other comprehensive income (loss) is recognized in the statement of comprehensive income (loss).

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements. Foreign exchange gains and losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income, and are presented within equity as part of the translation reserve.

Presentation Currency-

For the convenience of the reader, the reported euro figures as of December 31, 2022 and for the year then ended, are also presented in dollars, translated at the representative rate of exchange as of December 31, 2022 (euro 1.066 = US$ 1.00). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

Financial instruments
C.	Financial instruments

(1)	Non-derivative financial assets

The Company’s financial assets include cash and cash equivalents, marketable securities, restricted cash, trade receivables, loan to an equity accounted investee, service concession receivables and other receivables.

Initial recognition and measurement of financial assets

The Company initially recognizes loans, receivables and deposits on the date that they are created. All other financial assets, including assets designated at fair value through profit or loss, are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset (except for financial assets that are measured at fair value through profit and loss, for which transaction costs are recognized in profit and loss). A trade receivable without a significant financing component is initially measured at the transaction price.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Company to the cash flows from the asset expire, or when the Company transfers the rights to receive the cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset were transferred. When the Company retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to one of the following measurement categories: amortized cost; fair value through other comprehensive income - investments in debt instruments; fair value through other comprehensive income - investments in equity instruments; or fair value through profit or loss.

Financial assets are not reclassified in subsequent periods unless, and only if, the Company changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:

-	It is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and

-	The contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

A debt instrument is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated at fair value through profit or loss:

-	It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

-	The contractual terms of the debt instrument give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income as described above, as well as financial assets designated at fair value through profit or loss, are measured at fair value through profit or loss.

Assessment whether cash flows are solely payments of principal and interest

For the purpose of assessing whether the cash flows are solely payments of principal and interest, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs, as well as a profit margin.

Assessment whether cash flows are solely payments of principal and interest (cont’d)

In assessing whether the contractual cash flows are solely payments of principal and interest, the Company considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Company considers:

-	Contingent events that would change the timing or amount of the cash flows;

-	Terms that may change the stated interest rate, including variable interest;

-	Extension or prepayment features; and

-	Terms that limit the Company’s claim to cash flows from specified assets (for example a non-recourse financial asset).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation, received or paid, for early termination of the contract. Additionally, for a financial asset acquired at a significant premium or discount compared to its contractual stated value, a feature that permits or requires prepayment at an amount that substantially represents the contractual stated value plus accrued (but unpaid) interest (which may also include reasonable additional compensation, received or paid, for early termination), is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Subsequent measurement and gains and losses

Financial assets at fair value through profit or loss

These assets are subsequently measured at fair value. Net gains and losses, including any interest income or dividend income, are recognized in profit or loss (other than certain derivatives designated as hedging instruments).

Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

(2)	Non-derivative financial liabilities

The Company’s financial liabilities include loans and borrowings, trade payables, other payables, finance lease obligations, debentures, long-term loans and other long-term liabilities.

Initial recognition of financial liabilities

The Company initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities

Financial liabilities (other than financial liabilities at fair value through profit or loss) are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Financial liabilities are designated at fair value through profit or loss if the Company manages such liabilities and their performance is assessed based on their fair value in accordance with the Company’s documented risk management strategy, providing that the designation is intended to prevent an accounting mismatch, or the liability is a combined instrument including an embedded derivative.

Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset in the framework of deferred expenses in the statement of financial position. These transaction costs are deducted from the financial liability upon its initial recognition or are amortized as financing expenses in the statement of income when the issuance is no longer expected to occur.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Company, as specified in the agreement, expires or when it is discharged or cancelled.

Substantial modification in terms of debt instruments

An exchange of debt instruments having substantially different terms, is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Furthermore, a substantial modification of the terms of an existing financial liability, or an exchange of debt instruments having substantially different terms between an existing borrower and lender, are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value.

In such cases the entire difference between the amortized cost of the original financial liability and the fair value of the new financial liability is recognized in profit or loss as financing income or expense.

The terms are substantially different if the discounted present value of the cash flows according to the new terms, including any commissions paid, less any commissions received and discounted using the original effective interest rate, is different by at least ten percent from the discounted present value of the remaining cash flows of the original financial liability.

In addition to the aforesaid quantitative criterion, the Company examines, inter alia, whether there have also been changes in various economic parameters inherent in the exchanged debt instruments, therefore, as a rule, exchanges of consumer price index (“CPI”) -linked debt instruments with unlinked instruments are considered exchanges with substantially different terms even if they do not meet the aforementioned quantitative criterion.

Upon the swap of debt instruments with equity instruments, equity instruments issued at the extinguishment and de-recognition of all or part of a liability, are a part of “consideration paid” for purposes of calculating the gain or loss from de-recognition of the financial liability.

Offset of financial instruments

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

(3)	Derivative financial instruments, including hedge accounting

The Company holds both derivative financial instruments to hedge its foreign currency and interest rate risk exposures and derivatives that do not serve hedging purposes.

Hedge accounting

The Company designates certain derivatives as hedging instruments in order to hedge changes in cash flows that relate to highly probable forecasted transactions and which derive from changes in foreign currency exchange rates, fluctuation in the electricity prices and changes in the flow and interest on variable-rate loans. The Company continue to apply IAS 39 for the hedge accounting.

At the inception of the hedging relationship the Company documents its risk management objective and its hedging strategy. The Company also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and the hedging instrument are expected to offset each other.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, as to whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated, and whether the actual results of each hedge are within a range of 80-125 percent.

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Cash flow hedges

When a derivative instrument is designated as a cash flow hedge, the effective portion of the changes in fair value of the derivative is recognized in other comprehensive income, directly within a hedging reserve. The effective portion of changes in fair value of a derivative, recognized in other comprehensive income, is limited to the cumulative change in fair value of the hedged item (based on present value), from inception of the hedge. The change in fair value in respect of the ineffective portion is recognized immediately in profit or loss.

If the result of a forecasted transaction is recognition of a non-financial asset, the amounts that were accumulated in the hedging reserve and the cost of hedging reserve are included in the initial cost of the non-financial item upon its recognition. For all other hedged forecasted transactions, the amounts accumulated in the hedging reserve and cost of hedging reserve are reclassified to profit or loss in the same period, or periods, in which the hedged forecasted future cash flows affect profit or loss.

If the hedge no longer qualifies as an accounting hedge, or the hedging instrument is sold, expires, is terminated or exercised, hedge accounting is discontinued on a prospective basis. When hedge accounting is discontinued, the amounts accumulated in the past in the hedging reserve and cost of hedging reserve remain in the reserve, until such time as they are included in the initial cost of the non-financial item (for hedged transactions whose result is a non-financial item), or until such time as they are reclassified to profit or loss in the period, or periods, in which the hedged forecasted future cash flows affect profit or loss (for other cash flows hedges).

If the hedged future cash flows are no longer expected to occur, the amounts accumulated in the past in the hedging reserve and cost of hedging reserve are immediately reclassified to profit or loss.

Economic hedges

Hedge accounting is not applied to derivative instruments that economically hedge financial assets and liabilities denominated in foreign currencies. Changes in the fair value of such derivatives are recognized in profit or loss under financing income or expenses.

Derivatives that do not serve hedging purposes

The changes in fair value of these derivatives are recognized in profit or loss, as financing income or expense. Inter alia, the Company implements the said accounting treatment to changes in the fair value of the conversion component of options that do not have a fixed exercise price.

(4)	Interest Rate Benchmark Reform

When the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changed as a result of interest rate benchmark reform, the Company updated the effective interest rate of the financial asset or financial liability to reflect the change required by the reform. When changes were made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, in addition to adjusting the effective interest rate as a result of the reform the Company applies the policies on accounting for substantial modifications in terms of debt instruments.

(5)	CPI-linked assets and liabilities that are not measured at fair value

The value of CPI-linked financial assets and liabilities, which are not measured at fair value, is re-measured every period in accordance with the actual increase/decrease in the CPI.

(6)	Share capital

Ordinary shares
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options and warrants are recognized as a deduction from equity.

Treasury shares

When share capital recognized as equity is repurchased by the Company, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

Fixed assets
D.	Fixed assets

1.	Recognition and measurement

Fixed assets items are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the fixed asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located (when the Company has an obligation to dismantle and remove the asset or to restore the site), and capitalized borrowing costs. Project licenses are included in the cost of photovoltaic plants.

The costs of replacing part of a fixed asset item and other subsequent expenses are capitalized if it is probable that the future economic benefits associated with them will flow to the Company and their cost can be measured reliably. The carrying amount of the replaced part of a fixed asset item is derecognized. The costs of day-to-day servicing are recognized in profit or loss as incurred.

Gains and losses on disposal of a fixed asset item are determined by comparing the net proceeds from disposal with the carrying amount of the asset, and are recognized in profit or loss.

2.	Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value. An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management. Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item.

The estimated useful lives are as follows:

	% per annum	Mainly % per annum
Office furniture and equipment	6-33	33
Photovoltaic plants in Spain	4-5	4-5
Photovoltaic plants in Italy	5	5
Anaerobic digestion plants in the Netherlands	8	8
Leasehold improvements	Over the shorter of the lease period or the life of the asset	7

The estimated useful life of the project licenses of photovoltaic plants that are carried at cost is 20-25 years for the Company’s Spanish subsidiaries. The estimated useful life of the project licenses of the Company’s Netherlands anaerobic digestion plants that are carried at cost is 13 years. The fixed assets residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted if appropriate.

Capitalization of borrowing costs
E.	Capitalization of borrowing costs

A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its intended use or sale. Specific and non-specific borrowing costs are capitalized to qualifying assets throughout the period required for completion and construction until they are ready for their intended use. Other borrowing costs are recognized as incurred as financing expenses in profit or loss.

Impairment
F.	Impairment

Non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset is the higher of its fair value less costs of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset.

Investments in associates

The recoverable amount of an asset that does not generate independent cash flows is determined for the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets (“cash-generating unit”). An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

An investment in an associate is tested for impairment when objective evidence indicates there has been impairment such as: significant financial difficulty, probability that the associate will enter bankruptcy or other financial reorganization or losses in operation for a long period of time. Goodwill that forms part of the carrying amount of an investment in an associate is not recognized separately, and therefore is not tested for impairment separately.

If objective evidence indicates that the value of the investment may have been impaired, the Company estimates the recoverable amount of the investment, which is the greater of its value in use and its net selling price. In assessing value in use of an investment in an associate, the Company estimates its share of the present value of estimated future cash flows that are expected to be generated by the associate, including cash flows from operations of the associate and the consideration from the final disposal of the investment or estimates the present value of the estimated future cash flows that are expected to be derived from dividends that will be received and from the final disposal.

An impairment loss is recognized when the carrying amount of the investment, after applying the equity method, exceeds its recoverable amount, and it is recognized in profit or loss under other expenses. An impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount of the investment after the impairment loss was recognized, and only to the extent that the investment’s carrying amount, after the reversal of the impairment loss, does not exceed the carrying amount of the investment that would have been determined by the equity method if no impairment loss had been recognized.

Share-based payment transactions
G.	Share-based payment transactions

Certain of the Company’s directors and employees receive remuneration in the form of equity-settled share-based payment transactions. The cost of equity-settled transactions with directors and employees is measured at the fair value of the equity instruments at the date on which they are granted. The fair value is determined by using the Black-Scholes option-pricing model taking into account the terms and conditions upon which the instruments were granted, additional details are included in Note 17.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, over the period in which the service conditions are fulfilled, ending on the date on which the director or the employee becomes fully entitled to the award (the “vesting date”). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

Employee benefits
H.	Employee benefits

1.
Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions. Short-term employee benefits are measured on an undiscounted basis and are expensed as the related services are rendered or upon the actual absence of the employee when the benefit is not accumulated (such as maternity leave). A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and the obligation can be estimated reliably.

2.	Post-employment benefits: The post-employment plans are usually financed by deposits with insurance companies and classified as a defined contribution plan or as a defined benefit plan.

The Company has defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law, 5723-1963 (the “Severance Pay Law”) with the vast majority of its employees under which the Company pays fixed contributions and has no legal or constructive obligation to pay further amounts.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense in profit or loss in the periods during which related services are rendered by employees and no additional provision is required in the financial statements.

The Company also operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law. According to the Severance Pay Law, employees are entitled to severance pay upon dismissal or retirement. The Company makes current deposits in respect of severance pay obligations to pay compensation to certain of its employees in their pension funds and insurance companies (the “plan assets”). Plan assets are not available to the Company's own creditors and cannot be returned directly to the Company. The liability for employee benefits is presented in the statements of financial position at present value of the defined benefit obligation less the fair value of the plan assets.

Provisions
I.	Provisions

A provision is recognized if the Company has a present obligation (legal or constructive) that can be estimated reliably, as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability without adjustment for the Company’s credit risk. The carrying amount of the provision is adjusted each period to reflect the time that has passed and the amount of the adjustment is recognized as a financing expense.

A provision for legal claims is recognized if the Company has a present legal or constructive obligation as a result of a past event, and it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

Leases
J.	Leases

Determining whether an arrangement contains a lease

On the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Company assesses whether it has the following two rights throughout the lease term:

(a)	The right to obtain substantially all the economic benefits from use of the identified asset;

(b)	The right to direct the identified asset’s use.

Leased assets and lease liabilities

Contracts that award the Company control over the use of a leased asset for a period of time in exchange for consideration are accounted for as leases. Upon initial recognition, the Company recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Company’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model and depreciated over the shorter of the lease term or useful life of the asset.

The Company has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Variable lease payments

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset. Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs.

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

•	Lands	20-40 years
•	Machinery equipment	1-4 years

Revenue recognition
K.	Revenue recognition

The Company recognizes revenue when the customer obtains control over the promised services. The revenue is measured according to the amount of the consideration to which the Company expects to be entitled in exchange for the services promised to the customer, other than amounts collected for third parties.

Revenues from the sale of electricity and gas are recognized when the units produced are transferred to the grid at connection points on the basis of a meter reading.

Revenues in respect of units produced and transferred to the grid in the period between the most recent meter reading and the date of the statement of financial position, are included based on an estimate.

Identifying the contract

The Company accounts for a contract with a customer only when the following conditions are met:

(a)
The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

(b)	The Company can identify the rights of each party in relation to the services that will be transferred;

(c)	The Company can identify the payment terms for the services that will be transferred;

(d)	The contract has a commercial substance (i.e., the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract);

and

(e)	It is probable that the consideration, to which the Company is entitled to in exchange for the services transferred to the customer, will be collected.

For the purpose of paragraph (e) the Company examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Company has no remaining obligations to transfer services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Determining the transaction price

The transaction price is the amount of the consideration to which the Company expects to be entitled in exchange for the services promised to the customer.

Contract modifications

A contract modification is a change in the scope or price (or both) of a contract that was approved by the parties to the contract. A contract modification can be approved in writing, orally or be implied by customary business practices. A contract modification can take place also when the parties to the contract have a disagreement regarding the scope or price (or both) of the modification or when the parties have approved the modification in scope of the contract but have not yet agreed on the corresponding price modification.

When a contract modification has not yet been approved by the parties, the Company continues to recognize revenues according to the existing contract, while disregarding the contract modification, until the date the contract modification is approved or the contract modification is legally enforceable.

The Company accounts for a contract modification as an adjustment of the existing contract since the remaining services after the contract modification are not distinct and therefore constitute a part of one performance obligation that is partially satisfied on the date of the contract modification. The effect of the modification on the transaction price is recognized as an adjustment to revenues (increase or decrease) on the date of the contract modification, meaning on a catch-up basis.

Seasonality

Solar power production has a seasonal cycle due to its dependency on the direct and indirect sunlight and the effect the amount of sunlight has on the output of energy produced. Thus, low radiation levels during the winter months decrease power production.

Service concession arrangements

Operation revenue is recognized in the period in which the goods are provided by the Company.

Sale of goods

Revenue from the sale of goods in the ordinary course of business is measured at the fair value of the consideration received or receivable, net of returns and discounts. When the credit period is short and constitutes the accepted credit in the industry, the future consideration is not discounted. Revenue is recognized when persuasive evidence exists (usually in the form of an executed sales agreement) that the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably. Transfers of risks and rewards vary depending on the individual terms of the contract of sale. Transfer usually occurs when the products are received by the customer.

Income tax
L.	Income tax

Income tax consists of current tax and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that the tax arises from items which are recognized directly in equity. In such cases, the tax effect is also recognized in the relevant item in equity.

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Current taxes also include taxes in respect of prior years. Current tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and there is intent to settle current tax liabilities and assets on a net basis or the tax assets and liabilities will be realized simultaneously.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, except for a limited number of exceptions:

-	The initial recognition of goodwill,

-	The initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and

-
Differences relating to investments in subsidiaries, joint arrangements and associates, to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future, either by way of selling the investment or by way of distributing dividends in respect of the investment.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to apply to temporary differences when they reverse, based on tax laws that have been enacted or substantively enacted by the balance sheet date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Company will have to use its economic resources to pay the obligation.

Earnings (loss) per share
M.	Earnings (loss) per share

The Company presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year, adjusted for treasury shares. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, after adjustment for treasury shares, for the effects of all dilutive potential ordinary shares, which comprise share options granted to directors and employees.

Financing income and expenses
N.	Financing income and expenses

Financing income comprises interest income on bank deposits and marketable securities, gains on changes in the fair value of financial assets at fair value through profit or loss, gains on hedging instruments that are recognized in profit or loss and exchange rate differences. Interest income is recognized as it accrues. Changes in the fair value of financial assets at fair value through profit or loss also include income from dividends and interest.

Financing expenses consist of bank charges, interest expenses on borrowings and debentures, changes in the fair value of financial assets at fair value through profit or loss, losses on hedging instruments that are recognized in profit or loss, and exchange rate differences.

Borrowing costs, which are not capitalized to qualifying assets, are recognized in profit or loss using the effective interest method. Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

In the statements of cash flows, interest received and interest paid are presented as part of cash flows from operating activities. Financing costs that were capitalized to qualifying assets are presented as part of cash flows from investment activities.

Service concession arrangements
O.	Service concession arrangements

As part of service concession arrangements with Government bodies for the construction and operation of a facility in consideration for fixed and variable payments, the Company recognizes a financial asset commencing from the start of the construction of the facility when it has an unconditional right to receive cash or some other financial asset for the construction services. The financial asset reflects the unconditional payments receivable in the future from the Government body and bears an appropriate rate of interest for risk that is determined based on the risk of the customer. The aforementioned financial assets are stated at fair value upon initial recognition and at amortized cost in subsequent periods. As from January 1, 2018, the Company’s right to receive consideration for the construction services, constitutes a contract asset until the end of the construction period.

In projects accounted for using the financial asset model, when at the end of the construction period there is an unconditional right (other than that of the passing of time) to receive consideration for the construction services, the contract asset is classified to receivables (financial asset) according to the carrying amount of the contract asset. When at the end of the construction period the right to receive consideration for the construction services is conditional on other than the passing of time (such as current operation of the facility), the contract asset is not reclassified until the right to receive consideration is unconditional, which for certain projects means classification as a contract asset until actual receipt of the consideration.

New standards, amendments to standards and interpretations not yet adopted
P.	New standards, amendments to standards and interpretations not yet adopted

(1)	Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current and subsequent amendment: Non-Current Liabilities with Covenants (“the Amendment”)

The Amendment, together with the subsequent amendment to IAS 1 (see below) replaces certain requirements for classifying liabilities as current or non-current.

According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period.

According to a subsequent amendment, as published in October 2022, covenants with which the entity must comply after the reporting date, do not affect classification of the liability as current or non-current. Additionally, the subsequent amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment and subsequent amendment are effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The Amendment and subsequent amendment are applicable retrospectively, including an amendment to comparative data.

The Company is examining the effects of the Amendment on the financial statements with no plans for early adoption.

(2)	Amendment to IAS 1, Presentation of Financial Statements: Disclosure of Accounting Policies. (“the Amendment”)

According to the Amendment, companies must provide disclosure of their material accounting policies rather than their significant accounting policies. Pursuant to the Amendment, accounting policy information is material if, when considered with other information disclosed in the financial statements, it can be reasonably be expected to influence decisions that the users of the financial statements make on the basis of those financial statements.

The Amendment also clarifies that accounting policy information is expected to be material if, without it, the users of the financial statements would be unable to understand other material information in the financial statements. The Amendment also clarifies that immaterial accounting policy information need not be disclosed.

The Amendment is applicable for reporting periods beginning on or after January 1, 2023. The Company is examining the effects of the Amendment on the financial statements and estimates no effects on the financial statements.

(3)	Amendment to IAS 12, Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (“the Amendment”)

The Amendment narrows the scope of the exemption from recognizing deferred taxes as a result of temporary differences created at the initial recognition of assets and/or liabilities, so that it does not apply to transactions that give rise to equal and offsetting temporary differences.

As a result, companies will need to recognize a deferred tax asset or a deferred tax liability for these temporary differences at the initial recognition of transactions that give rise to equal and offsetting temporary differences, such as lease transactions and provisions for decommissioning and restoration.

The Amendment is effective for annual periods beginning on or after January 1, 2023, by amending the opening balance of the retained earnings or adjusting a different component of equity in the period the Amendment was first adopted.

The Company is examining the effects of the amendment on the financial statements.